NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Details 2)	Sep. 30, 2017 USD ($)
Notes and Loans Payable [Abstract]
September 30, 2018	$ 1,441,000
September 30, 2019	1,264,000
September 30, 2020	780,000
September 30, 2021	41,000
September 30, 2022	2,000
Total future minimum lease payments	3,528,000
Less: Imputed interest	(239,000)
Less: Current portion	(1,280,000)
Total Long Term Portion	$ 2,009,000